Leases - Schedule of Future Minimum Lease Payments - Operating Leases (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Leases [Line items]
Future minimum lease payments - operating leases	$ 92,019	$ 96,918
Not later than one year [member]
Disclosure Of Leases [Line items]
Future minimum lease payments - operating leases	8,417
Later than one year and not later than two years [member]
Disclosure Of Leases [Line items]
Future minimum lease payments - operating leases	6,292
Later than two years and not later than three years [member]
Disclosure Of Leases [Line items]
Future minimum lease payments - operating leases	6,228
Later than three years and not later than four years [member]
Disclosure Of Leases [Line items]
Future minimum lease payments - operating leases	6,544
Later than four years and not later than five years [member]
Disclosure Of Leases [Line items]
Future minimum lease payments - operating leases	6,180
Later than five years [member]
Disclosure Of Leases [Line items]
Future minimum lease payments - operating leases	$ 58,358